Income tax	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Income tax
7. Income tax

All figures in £ millions	Notes	2019	2018	2017
Current tax
Credit/(charge) in respect of current year		(51)	92	(121)
Adjustments in respect of prior years		21	34	(2)

Total current tax credit/(charge)		(30)	126	(123)

Deferred tax
In respect of temporary differences		59	(6)	96
Other adjustments in respect of prior years		5	(28)	14

Total deferred tax (charge)/credit	13	64	(34)	110

Total tax credit/(charge)		34	92	(13)

The adjustments in respect of prior years in 2019, 2018 and 2017 primarily arise from revising the previous year’s reported tax provision to reflect the tax returns subsequently filed. This results in a change between deferred and current tax as well as an absolute benefit to the total tax charge.

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the UK tax rate as follows:

All figures in £ millions	2019	2018	2017
Profit before tax	232	498	421
Tax calculated at UK rate (2019: 19%, 2018: 19%, 2017: 19.25%)	(44)	(94)	(81)
Effect of overseas tax rates	(2)	(28)	15
Joint venture and associate income reported net of tax	10	8	15
Intangible impairment not subject to tax	—	—	—
Intra-group financing benefit	11	25	26
Movement in provisions for tax uncertainties	3	111	49
Impact of US tax reform	—	—	(1)
Net expense not subject to tax	(10)	(29)	(39)
Benefit from change in US tax accounting treatment	—	25	—
Gains and losses on sale of businesses not subject to tax	57	77	8
Utilisation of previously unrecognised tax losses and credits	—	—	(1)
Unrecognised tax losses	(17)	(9)	(16)
Adjustments in respect of prior years	26	6	12

Total tax credit/(charge)	34	92	(13)

UK	(12)	37	(36)
Overseas	46	55	23

Total tax credit/(charge)	34	92	(13)

Tax rate reflected in earnings	(14.7)%	(18.5)%	3.1%

Included in net expense not subject to tax are foreign taxes not creditable, the tax impact of share-based payments and other expenses not deductible.
Factors which may affect future tax charges include changes in tax legislation, transfer pricing regulations, the level and mix of profitability in different countries, and settlements with tax authorities.
The movement in provisions for tax uncertainties primarily reflects releases due to the expiry of relevant statutes of limitation, utilisation of brought forward provisions and the establishment of provisions for new uncertain tax positions. The current tax liability of £55m (2018: £72m) includes £152m (2018: £181m) of provisions for tax uncertainties principally in respect of a number of issues in the US, the UK and China. The issues provided for include the allocation between territories of proceeds of historical business disposals and the potential disallowance of intra-Group recharges. The Group is currently under audit in a number of countries, and the timing of any resolution of these audits is uncertain. Of the balance of £152m, £88m relates to 2015 and earlier and is mostly under audit. In most countries, tax years up to and including 2014 are now statute barred from examination by tax authorities. Of the remaining balance, £18m relates to 2016, £30m to 2017, £4m to 2018 and £12m to 2019. If relevant enquiry windows pass with no audit, management believes it is reasonably possible that provision levels will reduce by an estimated £3m within the next 12 months. However the tax authorities may take a different view from management and the final liability may be greater than provided. For items currently under audit if tax authorities are successful, any incremental exposure is not expected to be material this year (2018: £25m). Contingent liabilities relating to tax are disclosed in note 34.

The tax benefit/(charge) recognised in other comprehensive income is as follows:

All figures in £ millions	2019	2018	2017
Net exchange differences on translation of foreign operations	5	(4)	9
Fair value gain on other financial assets	(4)	—	(4)
Remeasurement of retirement benefit obligations	22	9	(42)

	23	5	(37)

A tax charge of £
5
m (2018: £4m, 2017: £nil) relating to share-based payments has been recognised directly in equity.